SCHEDULE OF COST OF SALES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Total	$ 109,616	$ 109,585	$ 217,174	$ 222,884	$ 445,466	$ 409,705
Wages and Benefits - Research Analysts [Member]
Total	97,972	98,451	193,886	187,904
Bloomberg Data and Hosting [Member]
Total	7,500	6,922	15,000	26,232	41,498	73,862
IT Services and Other [Member]
Total	$ 4,144	$ 4,212	$ 8,288	$ 8,748	18,510	9,404
Wages – Research Analysts [Member]
Total					$ 385,458	$ 326,439